Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended														1 Months Ended						1 Months Ended																	9 Months Ended	12 Months Ended		1 Months Ended
	Apr. 28, 2010	Feb. 09, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 LAMAR MEDIA CORP	Sep. 30, 2011 LAMAR MEDIA CORP	Sep. 30, 2012 LAMAR MEDIA CORP	Sep. 30, 2011 LAMAR MEDIA CORP	Dec. 31, 2011 LAMAR MEDIA CORP	Dec. 31, 2010 LAMAR MEDIA CORP	Jul. 30, 2012 6 5/8% Senior Subordinated Notes	Oct. 30, 2011 6 5/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 6 5/8% Senior Subordinated Notes	Feb. 27, 2012 6 5/8% Senior Subordinated Notes	Feb. 09, 2012 6 5/8% Senior Subordinated Notes	Jan. 26, 2012 6 5/8% Senior Subordinated Notes	Aug. 16, 2005 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 6 5/8% Senior Subordinated Notes LAMAR MEDIA CORP	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B	Aug. 17, 2006 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B LAMAR MEDIA CORP	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C	Oct. 11, 2007 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C LAMAR MEDIA CORP	Mar. 31, 2012 9 3/4% Senior Notes	Mar. 31, 2009 9 3/4% Senior Notes	Sep. 30, 2012 9 3/4% Senior Notes	Dec. 31, 2011 9 3/4% Senior Notes	Mar. 27, 2009 9 3/4% Senior Notes	Dec. 31, 2011 9 3/4% Senior Notes LAMAR MEDIA CORP	Apr. 30, 2010 7 7/8% Senior Subordinated Notes	Sep. 30, 2012 7 7/8% Senior Subordinated Notes	Dec. 31, 2011 7 7/8% Senior Subordinated Notes	Apr. 22, 2010 7 7/8% Senior Subordinated Notes	Dec. 31, 2011 7 7/8% Senior Subordinated Notes LAMAR MEDIA CORP	Sep. 30, 2012 Letter of Credit	Feb. 09, 2012 Letter of Credit	Dec. 31, 2011 Letter of Credit	Apr. 28, 2010 Letter of Credit	Feb. 09, 2012 Term Loan A 1 Facility	Apr. 28, 2010 Term Loan A 1 Facility	Feb. 09, 2012 Term Loan A 2 Facility	Apr. 28, 2010 Term Loan A 2 Facility	Feb. 09, 2012 Term B Facility	Apr. 28, 2010 Term B Facility	Feb. 09, 2012 Incremental Facility	Apr. 28, 2010 Incremental Facility	Sep. 30, 2012 Senior Credit Facility	Dec. 31, 2011 Senior Credit Facility	Feb. 09, 2012 Senior Credit Facility	Feb. 29, 2012 5 7/8% Senior Subordinated Notes	Sep. 30, 2012 5 7/8% Senior Subordinated Notes	Feb. 09, 2012 5 7/8% Senior Subordinated Notes	Feb. 09, 2012 Term Loan A 3 Facility	Apr. 22, 2010 7 1/4% Senior Subordinated Notes due 2013
Debt Instrument [Line Items]
Amortization of discount							$ 32,673							$ 32,673
Aggregate principal amount of Debt issued			2,091,780		2,091,780		2,191,201									137,217							400,000				216,000				275,000						350,000					400,000																			500,000
Interest rate on senior notes								2.875%	2.875%									6.625%	6.625%		6.625%		6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%			9.75%	9.75%	9.75%	9.75%		7.875%	7.875%	7.875%	7.875%																	5.875%	5.875%		7.25%
Principal amount of debt extinguished																	47,900
Redemption percentage of issued notes which remain outstanding																	98.50%																						65.00%																				65.00%
Gain (loss) on extinguishment of debt			(1,984)	(451)	(31,956)	(451)	(677)	(17,398)	3,320	(1,984)	(451)	(31,956)	(451)	(677)	(17,402)			(31,956)	(677)
Gross proceeds from the issuance of debt					500,000							500,000																						314,927
Net proceeds from the issuance of debt																																		307,489					392,000																				489,000
Description of Interest Computation					360-day year comprised of twelve 30-day months																													360-day year comprised of twelve 30-day months
Redemption percentage of aggregate principal amount of senior notes																																		35.00%					35.00%																				35.00%
Redemption percentage equal to principal amount include aggregate premium																																	100.00%	100.00%					100.00%																				100.00%
Additional redeemed percentage of aggregate principal amount																																		109.75%					107.875%																				105.875%
Redemption price percentage of the principal amount to be purchased																																	101.00%	101.00%																									101.00%
Maximum borrowing limit of incremental loan facility																																													250,000		250,000	270,000	270,000	30,000	30,000	575,000	575,000	300,000	300,000			100,000				100,000
Additional Senior credit facility	200,000	200,000
Senior debt ratio	3.25	3.25
Line of credit facility maximum borrowing capacity available to subsidiaries																																																						110,000	110,000
Percentage of excess cash flow to repay outstanding debt							50.00%
Reduced percentage of consolidated excess cash flow to repay outstanding loan two					0.00%		0.00%
Ratio of indebtedness to net capital minimum																																																								1.00	1.0
Ratio of indebtedness to net capital one																																																								5.00	5.0
Outstanding revolving credit facility			15,000		15,000																																									0
Letter of credit outstanding																																												7,701		9,364
Remaining borrowing capacity under revolving credit facility			227,299		227,299		240,636
Tender offer amount																						700,000
Tender accepted amount																					483,655
Repurchase tendered amount																					582,903
Repurchase previous tender accepted amount																				99,248
Previous tendered amount																				220
Aggregate cash payment in connection with tender offer					613,887
Principal amount of debt redeemed																$ 122,760
Percentage of redemption price																101.104%
Redemption date																Aug. 29, 2012